Note 14 - Employee Benefits (Details Textual) - USD ($)		12 Months Ended
	May 10, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2007
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		390,839
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)		0	12,150
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Capped Total Shareholder Annual Return, Percentage		125.00%
Deferred Compensation Share-Based Arrangements, Liability, Current and Noncurrent		$ 693,000	$ 979,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		10.00%
Share-Based Payment Arrangement, Option [Member]
Payments For Stock Options Exercised			$ 21,000
Restricted Stock [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture, Total (in shares)		25,414	29,193
Share-Based Payment Arrangement, Expense		$ 307,000	$ 478,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 533,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 11 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 529,000	$ 447,000
Retirement Plan [Member]
Defined Contribution Plan Employer Voluntary Matching Bank Contribution		66.00%	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%	6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 427,000	$ 347,000
Retirement Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan Annual Vesting Percentage		20.00%
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Recorded Liability		$ 3,700,000	1,900,000
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 164,000	$ 264,000
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				320,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)				10 years
Shares, Outstanding, Ending Balance (in shares)		0
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	448,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	10 years